Financial assets, liabilities and financial result (excluding Orange Bank) - TDIRA - General information (Details) € in Millions	Dec. 31, 2020 EUR (€) instrument	Dec. 31, 2019 EUR (€) instrument	Dec. 31, 2018 EUR (€) instrument	Jan. 01, 2010	Feb. 24, 2003 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of TDIRA outstanding | instrument	44,880
Perpetual bonds redeemable for shares [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | €	€ 633				€ 14,100
Number of TDIRA outstanding | instrument	44,880	57,981	57,981
Number of shares issued on conversion of one bond	590.600				300
Equity component before deferred taxes | €	€ 152	€ 196	€ 196
Perpetual bonds redeemable for shares [member] | 3-month Euribor
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate				2.50%